INCOME TAX AND SOCIAL CONTRIBUTION (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax And Social Contribution
Fair value adjustment to securities and derivative financial instruments at beginning	R$ 1,150,588	R$ 1,310,556
Fair value adjustment to securities and derivative financial instruments amount constituted	60,628	342,978
Fair value adjustment to securities and derivative financial instruments realized decrease	(768,077)	(502,946)
Fair value adjustment to securities and derivative financial instruments at ending	443,139	1,150,588
Difference in depreciation at beginning	616,829	434,496
Difference in depreciation amount constituted	190,634	191,982
Difference in depreciation realized decrease	(81,260)	(9,649)
Difference in depreciation at ending	726,203	616,829
Judicial deposit at beginning	1,787,400	2,735,883
Judicial deposit amount constituted	251,639	276,277
Judicial deposit realized decrease	(30,511)	(1,224,760)
Judicial deposit at ending	2,008,528	1,787,400
Other at beginning	3,810,273	4,304,200
Other amount constituted	160,801	176,453
Other realized decrease	(93,837)	(670,380)
Other at ending	3,877,238	3,810,273
Deferred tax expense at beginning	7,365,090	8,785,135
Deferred tax expense amount constituted	663,702	987,690
Deferred tax expense realized decrease	(973,685)	(2,407,735)
Deferred tax expense at ending	R$ 7,055,108	R$ 7,365,090